Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE COMMERCE FUNDS
The Growth Fund
Supplement dated March 25, 2022 to the
Prospectus dated March 1, 2022
Important Changes to The Growth Fund
1.        Shareholders of The Growth Fund (the “Fund”) have approved the Proposal to change the Fund’s classification under the Investment Company Act of 1940 from “diversified” to “non‑diversified” and to eliminate the Fund’s related fundamental investment limitation, as set forth in the Proxy Statement for the Special Meeting of Shareholders held on March 25, 2022.
2.        Effective immediately, the Prospectus is amended as follows:
The following is added as a new bullet point beneath the sub‑section entitled “Principal Investment Strategies” in the summary section of the Prospectus for The Growth Fund:
The Fund is classified as non‑diversified under the Investment Company Act of 1940, and may invest more of its assets in fewer issuers than “diversified” mutual funds.
The following is added to the sub‑section entitled “Principal Risks” in the summary section of the Prospectus for The Growth Fund:
Non‑Diversified Risk:  Non‑diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non‑diversified portfolio more than it would a diversified portfolio.

The Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE COMMERCE FUNDS
The Growth Fund
Supplement dated March 25, 2022 to the
Prospectus dated March 1, 2022
Important Changes to The Growth Fund
1.        Shareholders of The Growth Fund (the “Fund”) have approved the Proposal to change the Fund’s classification under the Investment Company Act of 1940 from “diversified” to “non‑diversified” and to eliminate the Fund’s related fundamental investment limitation, as set forth in the Proxy Statement for the Special Meeting of Shareholders held on March 25, 2022.
2.        Effective immediately, the Prospectus is amended as follows:
The following is added as a new bullet point beneath the sub‑section entitled “Principal Investment Strategies” in the summary section of the Prospectus for The Growth Fund:
The Fund is classified as non‑diversified under the Investment Company Act of 1940, and may invest more of its assets in fewer issuers than “diversified” mutual funds.
The following is added to the sub‑section entitled “Principal Risks” in the summary section of the Prospectus for The Growth Fund:
Non‑Diversified Risk:  Non‑diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non‑diversified portfolio more than it would a diversified portfolio.